Cover	Dec. 11, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 11, 2024
Entity File Number	001-40344
Entity Registrant Name	Akoya Biosciences, Inc.
Entity Central Index Key	0001711933
Entity Tax Identification Number	47-5586242
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 Campus Drive
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	Marlborough
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01752
City Area Code	855
Local Phone Number	896-8401
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.00001 per share
Trading Symbol	AKYA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false